Financial Risks - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	€ 3,395	€ 4,653
Gross settled cash outflows	(3,180)	(4,345)
Net settled cash inflows	5,881	8,583
Net settled cash outflows	(9,224)	(13,308)
Not later than 1 year [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	893	1,301
Gross settled cash outflows	(839)	(1,241)
Net settled cash inflows	449	582
Net settled cash outflows	(436)	(475)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	192	182
Gross settled cash outflows	(176)	(135)
Net settled cash inflows	308	425
Net settled cash outflows	(280)	(360)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	141	218
Gross settled cash outflows	(126)	(191)
Net settled cash inflows	299	380
Net settled cash outflows	(237)	(323)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	175	153
Gross settled cash outflows	(182)	(134)
Net settled cash inflows	235	323
Net settled cash outflows	(221)	(259)
Later than four years and not later than five years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	128	196
Gross settled cash outflows	(116)	(194)
Net settled cash inflows	241	286
Net settled cash outflows	(223)	(246)
Later than 5 years [member]
Disclosure of maturity analysis for derivative financial assets and derivative financial liabilities [line items]
Gross settled cash inflows	1,867	2,603
Gross settled cash outflows	(1,742)	(2,450)
Net settled cash inflows	4,348	6,587
Net settled cash outflows	€ (7,828)	€ (11,644)